DEFERRED CHARGES (Schedule of deferred charges) (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Leasing Charges
Deferred charges	$ 3,729,818	$ 3,228,162
Less accumulated amortization	1,153,996	1,369,445
Leasing Brokerage Commissions [Member]
Leasing Charges
Deferred charges	3,578,114	3,035,040
Less accumulated amortization	1,076,694	1,264,427
Professional Fees For Leasing [Member]
Leasing Charges
Deferred charges	151,704	193,122
Less accumulated amortization	$ 77,302	$ 105,018